UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  October 31, 2023

Item 1. Reports to Stockholders.

V-Shares US Leadership Diversity ETF
(Ticker: VDNI)

V-Shares MSCI World ESG Materiality
and Carbon Transition ETF
(Ticker: VMAT)

Annual Report

www.v-shares.com	October 31, 2023

(This Page Intentionally Left Blank.)

V-SHARES US LEADERSHIP DIVERSITY ETF

Letter to Shareholders

Dear Fellow Shareholders,

Thank you for this opportunity to report on the strategy, performance and outlook of the V-Shares US Leadership Diversity ETF (the “Fund” or ticker “VDNI”).

VDNI Strategy

The V-Shares US Leadership Diversity ETF (VDNI) invests in domestic companies (US) exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO) as determined by the index provider. The Fund seeks to track the investment results of the ISS ESG U.S. Diversity Index Total Return (Ticker ISSDIVUT).

At V-Square, we believe that Diversification and Diversity have more in common than their Latin root; they both carry value. Human capital is a capital, a key driving force of any business, that too enjoys the benefits of diversification. Diversity at the senior leadership level is a foreteller of a healthy company culture, which in turn strengthens the levers and drivers of sustainable corporate performance.

As such, VDNI’s investment approach focus on constituents exhibiting both broad ethnic and gender representation for board directors and named executive officers (NEOs). Minimum requirements of the investment universe for VDNI include a combined minimum of three distinct ethnically diverse individuals and three distinct women among directors or NEOs, as well as a 35 percent combined minimum of women or ethnically diverse directors. Small-, middle-, and large-capitalization U.S. companies are selected from the ISS ESG Director & Executive Diversity dataset.

VDNI Performance

For the year ended October 31, 2023, the V-Shares US Leadership Diversity ETF (ticker VDNI) returned 11.76% while the ISS ESG U.S. Diversity Index Total Return (Ticker ISSDIVUT) returned 12.02%.

The tracking error was maintained tight over the period and the portfolio’s performance was in line with equity markets. The portfolio’s cash was maintained at a minimal level.

V-Square thanks you for your trust and confidence in our stewardship.

Sincerely,

Mamadou-Abou Sarr	Habib Moudachirou
President	Chief Investment Officer

V-SHARES US LEADERSHIP DIVERSITY ETF

Must be preceded or accompanied by a prospectus.

The ISS ESG U.S. Diversity Index is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies that exhibit broad ethnic and gender representation for Directors and Named Executive Officers, as determined by the Index Provider. The Index is calculated, administered, and published by Solactive AG. One cannot invest directly in an index.

Tracking Error refers to the divergence, calculated as standard deviation percentage difference, between the price behavior of a position or portfolio and the price behavior of a benchmark.

A Basis Point is a unit of measure used to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Investing involves risk. Principal loss is possible.

As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility.

A strategy or emphasis on environmental, social and governance factors ("ESG") may limit the investment opportunities available to a portfolio. Therefore, the portfolio may underperform or perform differently than other portfolios that do not have an ESG investment focus.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index, or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Methodology Risk. The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Distributed by Quasar Distributors, LLC.

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Letter to Shareholders

Dear Fellow Shareholders,

Thank you for this opportunity to report on the strategy, performance and outlook of the V-Shares MSCI World ESG Materiality and Carbon Transition ETF (the “Fund” or ticker “VMAT”).

VMAT Strategy

The V-Shares MSCI World ESG Materiality and Carbon Transition ETF (VMAT) invests in companies in developed markets countries, including the United States and Canada, that are assessed to be sector leaders based on a set of environmental, social, and governance (“ESG”) key issues that are aligned with the “Materiality Map” of the Sustainability Accounting Standard Board (“SASB”) and in the global transition to low carbon emissions.

V-Square believe that investors increasingly recognize that material environmental, social and governance (ESG) matters may have a direct financial impact on companies’ balance sheets and investment portfolios as vectors of risks and opportunities. Out of the plethora of ESG data, VMAT focuses on financially material ESG issues to seek to drive better performance.

The Fund tracks an index which is designed to represent the performance of companies which are assessed to be sector leaders based on a set of relevant key issues scores that are aligned with SASB’s Materiality Map. The index excludes companies involved in Controversial Weapons, Tobacco-related businesses, Thermal Coal mining, Thermal Coal power generation and unconventional Oil and Gas. Also, it excludes companies that fail to comply with the United Nations Global Compact Principles and companies with Low Carbon Transition (LCT) category of Asset Stranding.

VMAT Performance

For the year ended October 31, 2023, the V-Shares MSCI World ESG Materiality and Carbon Transition ETF (ticker VMAT) returned 17.38% while the MSCI World ESG Materiality and Carbon Transition Select Index (Ticker MXESGMTN) returned 17.47%.

The tracking error was maintained tight over the period and the portfolio’s performance was in line with equity markets. The portfolio does not make any sector bet and looks to be sector neutral vis-à-vis its benchmark. The portfolio’s cash was maintained at a minimal level.

V-Square thanks you for your trust and confidence in our stewardship.

Sincerely,

Mamadou-Abou Sarr	Habib Moudachirou
President	Chief Investment Officer

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Must be preceded or accompanied by a prospectus.

The MSCI World ESG Materiality and Carbon Transition Select Index is designed to invest in developed market countries, including the United States and Canada, that are assessed to be sector leaders based on a set of Environmental, Social and Governance (ESG) key issues that are aligned with the SASB’s Materiality framework and seeks to minimize carbon transition risk and capture opportunities through companies’ operations and business model. One cannot invest directly in an index.

Tracking Error refers to the divergence, calculated as standard deviation percentage difference, between the price behavior of a position or portfolio and the price behavior of a benchmark.

A Basis Point is a unit of measure used to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Investing involves risk. Principal loss is possible.

As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility.

A strategy or emphasis on environmental, social and governance factors ("ESG") may limit the investment opportunities available to a portfolio. Therefore, the portfolio may underperform or perform differently than other portfolios that do not have an ESG investment focus.

The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index, or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Methodology Risk. The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Distributed by Quasar Distributors, LLC.

V-SHARES US LEADERSHIP DIVERSITY ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-312-872-7281. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) – as of October 31, 2023 (Unaudited)

		Since
	1 Year	Inception(1)
V-Shares US Leadership Diversity ETF – Market	11.73%	-3.14%
V-Shares US Leadership Diversity ETF – NAV	11.76%	-3.14%
ISS ESG U.S. Diversity Index(2)	12.02%	-2.93%
S&P 500® Index(3)	10.14%	-2.93%

(1)	The US Leadership Diversity ETF commenced operations on December 21, 2021.
(2)
The ISS ESG U.S. Diversity Index (the “Index”) is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies that exhibit broad ethnic and gender representation for Directors and Named Executive Officers, as determined by the Index Provider. The Index is calculated, administered, and published by Solactive AG. One cannot invest directly in an index.

(3)
The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an index.

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-312-872-7281. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) – as of October 31, 2023 (Unaudited)

		Since
	1 Year	Inception(1)
V-Shares MSCI World ESG Materiality and
Carbon Transition ETF – Market	16.78%	3.31%
V-Shares MSCI World ESG Materiality and
Carbon Transition ETF – NAV	17.38%	3.32%
MSCI World ESG Materiality and Carbon Transition Select Index(2)	17.47%	3.34%
MSCI World Index(3)	10.48%	1.22%
S&P 500® Index(4)	10.14%	3.04%

(1)	The V-Shares MSCI World ESG Materiality and Carbon Transition ETF commenced operations on June 8, 2022.
(2)
The MSCI World ESG Materiality and Carbon Transition Select Index is designed to invest in developed market countries, including the United States and Canada, and in companies that are assessed to be sector leaders based on a set of Environmental, Social and Governance (ESG) key issues that are aligned with the SASB’s Materiality framework and seeks to minimize carbon transition risk and capture opportunities through companies’ operations and business model. One cannot invest directly in an index.

(3)	The MSCI World Index is a global stock market index that tracks the performance of large and mid-cap companies across 23 developed countries. One cannot invest directly in an index.
(4)
The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an index.

V-SHARES

Expense Examples (Unaudited)
October 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commission on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 – October 31, 2023).

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

V-Shares US Leadership Diversity ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid(1)
	05/01/2023	10/31/2023	(05/01/2023 to 10/31/2023)
Actual(2)	$1,000.00	$1,009.90	$1.47
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.74	$1.48

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended October 31, 2023 of 0.99%.

V-Shares MSCI World ESG Materiality and Carbon Transition ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid(3)
	05/01/2023	10/31/2023	(05/01/2023 to 10/31/2023)
Actual(4)	$1,000.00	$ 986.80	$1.95
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.24	$1.99

(3)
Expenses are equal to the annualized expense ratio for the period from inception through October 31, 2023 of 0.39%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period since inception.

(4)	Based on the actual return for the period since inception through October 31, 2023 of -1.32%.

V-SHARES US LEADERSHIP DIVERSITY ETF

Sector Allocation(1) (Unaudited)
as of October 31, 2023
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2023
(% of net assets)

Apple, Inc.	9.8%
Microsoft Corp.	9.6%
Alphabet, Inc., Class A & C	5.4%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.6%
UnitedHealth Group, Inc.	1.9%
Eli Lilly & Co.	1.8%
Johnson & Johnson	1.5%
Visa, Inc. – Class A	1.5%
Proctor & Gamble Co.	1.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Sector Allocation(1) (Unaudited)
as of October 31, 2023
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2023
(% of net assets)

Microsoft Corp.	10.8%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.8%
UnitedHealth Group, Inc.	2.1%
Proctor and Gamble Co.	1.7%
Novo Nordisk AS	1.4%
salesforce.com, Inc.	1.2%
Coca-Cola Co.	1.0%
Shell PLC	1.0%
Intel Corp.	0.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments
October 31, 2023

	Shares	Value
COMMON STOCKS — 99.1%

Communication Services — 10.5%
Alphabet, Inc. – Class A (a)	264	$32,758
Alphabet, Inc. – Class C (a)	231	28,944
AT&T, Inc.	315	4,851
Bumble, Inc. (a)	3	40
Cinemark Holdings, Inc. (a)	4	66
Electronic Arts, Inc.	12	1,485
Frontier Communications Parent, Inc. (a)	10	179
Integral Ad Science Holding Corp. (a)	2	23
Liberty Latin America Ltd. (a)	1	7
Liberty Latin America Ltd. (a)	6	41
Live Nation Entertainment, Inc. (a)	7	560
Match Group, Inc. (a)	12	415
Meta Platforms, Inc. – Class A (a)	98	29,525
Omnicom Group, Inc.	9	674
Paramount Global	22	239
Pinterest, Inc. (a)	26	777
Scholastic Corp.	1	37
Take-Two Interactive Software, Inc. (a)	7	936
TEGNA, Inc.	10	145
TKO Group Holdings, Inc.	2	164
T-Mobile US, Inc. (a)	25	3,597
Verizon Communications, Inc.	186	6,534
Walt Disney (a)	81	6,609
Warner Bros Discovery, Inc. (a)	98	974
Ziff Davis, Inc. (a)	2	121
Total Communication Services		119,701

Consumer Discretionary — 6.3%
Academy Sports & Outdoors, Inc.	3	135
Adtalem Global Education, Inc. (a)	2	104
Airbnb, Inc. (a)	17	2,011
AutoZone, Inc. (a)	1	2,477
Bath & Body Works, Inc.	10	297
Best Buy, Inc.	9	601
Booking Holdings, Inc. (a)	2	5,579
BorgWarner, Inc.	10	369
Burlington Stores, Inc. (a)	3	363
CarMax, Inc. (a)	6	367
Chewy, Inc. (a)	4	77
Choice Hotels International, Inc.	2	221

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Consumer Discretionary — 6.3% (Continued)
Coursera, Inc. (a)	4	$69
Cracker Barrel Old Country Store, Inc.	1	66
Darden Restaurants, Inc.	5	728
Deckers Outdoor Corp. (a)	1	597
Dick’s Sporting Goods, Inc.	2	214
Duolingo, Inc. (a)	1	146
eBay, Inc.	24	942
EVgo, Inc. (a)	4	8
Expedia Group, Inc. (a)	6	572
Fisker, Inc. (a)	7	32
Five Below, Inc. (a)	2	348
Foot Locker, Inc.	4	84
Gap, Inc.	10	128
General Motors	61	1,720
Goodyear Tire & Rubber (a)	13	155
H&R Block, Inc.	7	287
Hanesbrands, Inc.	16	67
Harley-Davidson, Inc.	6	161
Home Depot, Inc.	45	12,810
Kohl’s Corp.	5	113
Krispy Kreme, Inc.	2	26
LCI Industries	1	108
Lear Corp.	2	260
Leggett & Platt, Inc.	6	141
Leslie’s, Inc. (a)	7	35
Levi Strauss & Co. – Class A	4	55
LKQ Corp.	11	483
Lowe’s, Inc.	27	5,145
Macy’s, Inc.	12	146
Marriott International, Inc. – Class A	12	2,263
Mattel, Inc. (a)	16	305
McDonald’s Corp.	32	8,388
Newell Brands, Inc.	18	121
NIKE, Inc. – Class A	55	5,651
Papa John’s International, Inc.	1	65
Peloton Interactive, Inc. (a)	13	62
Petco Health & Wellness Co., Inc. (a)	4	14
Phinia, Inc.	2	52
Planet Fitness, Inc. – Class A (a)	4	221
Playa Hotels & Resorts NV (a)	6	43
QuantumScape Corp. (a)	11	57

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Consumer Discretionary — 6.3% (Continued)
Ralph Lauren Corp.	1	$113
RH (a)	1	218
Royal Caribbean Cruises (a)	9	763
Sabre Corp. (a)	13	46
Shake Shack, Inc. (a)	2	112
Six Flags Entertainment Corp. (a)	3	60
Starbucks Corp.	50	4,612
Steven Madden Ltd.	4	131
Stride, Inc. (a)	2	110
Sweetgreen, Inc. (a)	3	31
Tapestry, Inc.	11	303
TJX, Inc.	51	4,492
Topgolf Callaway Brands Corp. (a)	6	73
Tractor Supply	5	963
Udemy, Inc. (a)	3	27
Ulta Beauty, Inc. (a)	2	763
Victoria’s Secret & Co. (a)	3	54
Visteon Corp. (a)	1	115
Warby Parker, Inc. (a)	3	39
Wayfair, Inc. (a)	3	128
Whirlpool Corp.	2	209
Wingstop, Inc.	2	366
Wolverine World Wide, Inc.	3	24
Yum China Holdings, Inc.	18	946
Yum! Brands, Inc.	13	1,571
Total Consumer Discretionary		71,758

Consumer Staples — 6.1%
Altria Group, Inc.	80	3,214
Archer-Daniels-Midland Co.	25	1,789
Beyond Meat, Inc. (a)	2	12
Bunge Ltd.	6	636
Campbell Soup Co.	9	364
Casey’s General Stores, Inc.	2	544
Clorox	5	589
Coca-Cola	172	9,716
Conagra Brands, Inc.	22	602
Constellation Brands, Inc.	7	1,639
Coty, Inc. (a)	16	150
Dollar General Corp.	9	1,071
elf Beauty, Inc. (a)	2	185

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Consumer Staples — 6.1% (Continued)
Energizer Holdings, Inc.	3	$95
Estee Lauder Companies, Inc.	9	1,160
Fresh Del Monte Produce, Inc.	2	50
General Mills, Inc.	26	1,696
Herbalife Nutrition Ltd. (a)	4	57
Hormel Foods Corp.	13	423
Kellanova	11	555
Kimberly-Clark Corp.	15	1,795
Kraft Heinz	34	1,070
Kroger	31	1,406
McCormick, Inc.	11	703
Molson Coors Beverage	8	462
Mondelez International, Inc.	60	3,973
Nu Skin Enterprises, Inc. – Class A	2	38
Olaplex Holdings, Inc. (a)	5	7
PepsiCo, Inc.	61	9,960
Philip Morris International, Inc.	68	6,063
PriceSmart, Inc.	2	125
Procter & Gamble	105	15,753
Spectrum Brands Holdings, Inc.	1	75
Target Corp.	21	2,327
TreeHouse Foods, Inc. (a)	2	83
Tyson Foods, Inc. – Class A	13	603
United Natural Foods, Inc. (a)	2	29
Walgreens Boots Alliance, Inc.	31	653
WK Kellogg Co. (a)	2	20
Total Consumer Staples		69,692

Energy — 2.8%
California Resources Corp.	3	158
ChampionX Corp.	9	277
Chevron Corp.	78	11,367
ConocoPhillips	55	6,534
Diamondback Energy, Inc.	7	1,122
Halliburton Co.	39	1,534
HF Sinclair Corp.	7	388
Marathon Petroleum Corp.	20	3,025
Occidental Petroleum Corp.	31	1,916
PBF Energy, Inc. – Class A	5	238
Pioneer Natural Resources Co.	10	2,390

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Energy — 2.8% (Continued)
Targa Resources Corp.	9	$752
Valero Energy Corp.	17	2,159
Total Energy		31,860

Financials — 11.4%
Affirm Holdings, Inc. (a)	9	158
Aflac, Inc.	25	1,953
Allstate Corp.	12	1,538
American Express Co.	26	3,797
Annaly Capital Management, Inc.	21	328
Aon	9	2,786
Apollo Global Management, Inc.	18	1,394
Associated Banc-Corp	6	97
Assurant, Inc.	2	298
Assured Guaranty Ltd.	3	187
AvidXchange Holdings, Inc. (a)	5	43
Bank of America Corp.	309	8,139
Bank of Hawaii Corp.	2	99
Bank of New York Mellon Corp.	34	1,445
BankUnited, Inc.	4	87
Berkshire Hills Bancorp, Inc.	1	20
BlackRock, Inc.	7	4,286
Block, Inc. (a)	23	926
Brighthouse Financial, Inc. (a)	3	136
Cadence Bank	8	169
Capital One Financial Corp.	17	1,722
Cathay General Bancorp	4	136
CBOE Global Markets, Inc.	5	819
Charles Schwab Corp.	62	3,226
Citigroup, Inc.	83	3,278
Columbia Banking System, Inc.	9	177
Comerica, Inc.	6	236
CVB Financial Corp.	6	94
Discover Financial Services	12	985
East West Bancorp, Inc.	6	322
Eastern Bankshares, Inc.	8	88
Employers Holdings, Inc.	2	76
Enact Holdings, Inc.	1	28
Encore Capital Group, Inc. (a)	1	38
Enterprise Financial Services Corp.	1	35
Equitable Holdings, Inc.	16	425

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Financials — 11.4% (Continued)
FactSet Research Systems, Inc.	2	$864
Fidelity National Information Services, Inc.	26	1,277
Fifth Third Bancorp	30	711
First BanCorp	8	107
First Hawaiian, Inc.	6	108
First Horizon Corp.	23	247
First Merchants Corp.	2	55
Fiserv, Inc. (a)	27	3,071
Franklin Resources, Inc.	13	296
Fulton Financial Corp.	7	91
Genworth Financial, Inc. (a)	21	126
Global Payments, Inc.	12	1,275
Globe Life, Inc.	4	465
Goldman Sachs Group, Inc.	15	4,554
Hanover Insurance Group, Inc.	1	117
Hartford Financial Services Group, Inc.	14	1,028
Hope Bancorp, Inc.	5	44
Huntington Bancshares, Inc.	63	608
Intercontinental Exchange, Inc.	25	2,686
International Bancshares Corp.	2	88
Janus Henderson Group	7	161
Kemper Corp.	2	80
KeyCorp	41	419
Lemonade, Inc. (a)	2	22
Lincoln National Corp.	7	152
M&T Bank Corp.	7	789
Marqeta, Inc. (a)	19	98
Marsh & McLennan Cos, Inc.	22	4,172
Mastercard, Inc. – Class A	37	13,925
MetLife, Inc.	28	1,680
MGIC Investment Corp.	13	219
Moody’s Corp.	7	2,156
Morgan Stanley	58	4,108
Morningstar, Inc.	1	253
MSCI, Inc.	3	1,415
Nasdaq, Inc.	15	744
Northern Trust Corp.	9	593
OFG Bancorp	2	59
Old National Bancorp	13	178
Pacific Premier Bancorp, Inc.	4	76
PayPal Holdings, Inc. (a)	50	2,590

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Financials — 11.4% (Continued)
PNC Financial Services Group, Inc.	18	$2,060
Popular, Inc.	3	195
PRA Group, Inc. (a)	2	25
Primerica, Inc.	2	382
Principal Financial Group, Inc.	11	744
ProAssurance Corp.	2	34
PROG Holdings, Inc. (a)	2	55
Prudential Financial, Inc.	16	1,463
Radian Group, Inc.	6	152
Raymond James Financial, Inc.	8	764
Regions Financial Corp.	41	596
Reinsurance Group of America, Inc.	2	299
Remitly Global, Inc. (a)	5	135
Robinhood Markets, Inc. (a)	25	229
SiriusPoint Ltd. (a)	4	39
SOFI TECHNOLOGIES INC COM (a)	34	257
State Street Corp.	16	1,034
Synchrony Financial	20	561
Synovus Financial Corp.	6	156
T Rowe Price Group, Inc.	10	905
Toast, Inc. (a)	14	224
Triumph Financial, Inc. (a)	1	62
Truist Financial Corp.	58	1,645
Unum Group	8	391
Upstart Holdings, Inc. (a)	3	72
US Bancorp	65	2,072
Visa, Inc. – Class A	72	16,926
Washington Federal, Inc.	3	74
Webster Financial Corp.	7	266
Wells Fargo & Co.	167	6,642
Zions Bancorp	7	216
Total Financials		129,953

Health Care — 15.2%
23andMe Holding Co. (a)	11	9
Abbott Laboratories	76	7,186
AbbVie, Inc.	78	11,012
Accolade, Inc. (a)	2	13
Agilent Technologies, Inc.	13	1,344
Agios Pharmaceuticals, Inc. (a)	2	42
Akero Therapeutics, Inc. (a)	1	12

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Health Care — 15.2% (Continued)
Align Technology, Inc. (a)	3	$554
Alignment Healthcare, Inc. (a)	4	28
Alnylam Pharmaceuticals, Inc. (a)	5	759
AMN Healthcare Services, Inc. (a)	2	152
Amphastar Pharmaceuticals, Inc. (a)	1	45
Apollo Medical Holdings, Inc. (a)	1	31
Arcus Biosciences, Inc. (a)	2	31
Avantor, Inc. (a)	28	488
Baxter International, Inc.	23	746
Biogen, Inc. (a)	6	1,425
Blueprint Medicines Corp. (a)	2	118
Boston Scientific Corp. (a)	63	3,225
Bridgebio Pharma, Inc. (a)	5	130
Bristol-Myers Squibb	94	4,844
Cardinal Health, Inc.	12	1,092
Centene Corp. (a)	25	1,725
Cerevel Therapeutics Holdings, Inc. (a)	2	47
Cigna Group	13	4,020
CVS Health Corp.	57	3,934
Cytek Biosciences, Inc. (a)	4	17
Danaher Corp.	29	5,569
DaVita, Inc. (a)	3	232
Denali Therapeutics, Inc. (a)	4	75
Edwards Lifesciences Corp. (a)	27	1,720
Elanco Animal Health, Inc. (a)	21	185
Elevance Health, Inc.	10	4,501
Eli Lilly & Co.	37	20,494
Embecta Corp.	2	30
Enovis Corp. (a)	2	92
Envista Holdings Corp. (a)	8	186
FibroGen, Inc. (a)	3	2
Fortrea Holdings, Inc. (a)	4	114
Gilead Sciences, Inc.	56	4,398
Guardant Health, Inc. (a)	4	104
Henry Schein, Inc. (a)	6	390
Hims & Hers Health, Inc. (a)	5	30
ICU Medical, Inc. (a)	1	98
IDEXX Laboratories, Inc. (a)	4	1,598
Illumina, Inc. (a)	7	766
Intuitive Surgical, Inc. (a)	16	4,196
IQVIA Holdings, Inc. (a)	8	1,447

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Health Care — 15.2% (Continued)
iRhythm Technologies, Inc. (a)	1	$79
Johnson & Johnson	116	17,207
Karuna Therapeutics, Inc. (a)	1	167
Laboratory Corporation of America Holdings	4	799
McKesson Corp.	6	2,732
Medtronic PLC	58	4,092
Mirati Therapeutics, Inc. (a)	2	111
Myriad Genetics, Inc. (a)	4	62
Option Care Health, Inc. (a)	7	194
Organon & Co.	11	163
Owens & Minor, Inc. (a)	3	43
Penumbra, Inc. (a)	2	382
PerkinElmer, Inc.	5	414
Pfizer, Inc.	249	7,609
Quest Diagnostics, Inc.	4	520
Recursion Pharmaceuticals, Inc. (a)	5	26
Regeneron Pharmaceuticals, Inc. (a)	5	3,899
Relay Therapeutics, Inc. (a)	3	20
ResMed, Inc.	6	847
Stryker Corp.	14	3,783
Teladoc Health, Inc. (a)	6	99
Tenet Healthcare Corp. (a)	4	215
Thermo Fisher Scientific, Inc.	17	7,561
Ultragenyx Pharmaceutical, Inc. (a)	2	71
United Therapeutics Corp. (a)	2	446
UnitedHealth Group, Inc.	41	21,957
Ventyx Biosciences, Inc. (a)	1	14
Vertex Pharmaceuticals, Inc. (a)	11	3,983
Viatris, Inc.	53	472
Vir Biotechnology, Inc. (a)	4	32
Waters Corp. (a)	3	716
Xencor, Inc. (a)	2	35
Zentalis Pharmaceuticals, Inc. (a)	2	33
Zimmer Biomet Holdings, Inc.	10	1,044
Zoetis, Inc.	21	3,297
Total Health Care		172,380

Industrials — 7.3%
3M Co.	25	2,274
A O Smith Corp.	5	349
ABM Industries, Inc.	3	118

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Industrials — 7.3% (Continued)
Advanced Drainage Systems, Inc.	3	$320
AGCO Corp.	2	229
Alaska Air Group, Inc. (a)	6	190
American Airlines Group, Inc. (a)	28	312
Apogee Enterprises, Inc.	1	43
Arcosa, Inc.	2	138
ASGN, Inc. (a)	2	167
Automatic Data Processing, Inc.	18	3,928
Axon Enterprise, Inc. (a)	3	613
AZEK Co., Inc. (a)	6	157
Barnes Group, Inc.	2	42
Boeing (a)	26	4,858
Boise Cascade	1	94
Booz Allen Hamilton Holding Corp.	6	720
Broadridge Financial Solutions, Inc.	6	1,024
Chart Industries, Inc. (a)	2	232
CSG Systems International, Inc.	2	94
Cummins, Inc.	6	1,298
Deere & Co.	12	4,384
Delta Air Lines, Inc.	28	875
Donaldson Co, Inc.	5	288
Eaton Corp.	18	3,742
Emerson Electric Co.	25	2,224
ExlService Holdings, Inc. (a)	10	261
FedEx Corp.	11	2,641
Fluence Energy, Inc. (a)	2	35
Fortive Corp.	16	1,044
Fortune Brands Home & Security, Inc.	5	279
Forward Air Corp.	2	129
FTI Consulting, Inc. (a)	2	425
FuelCell Energy, Inc. (a)	17	19
Genpact Ltd.	8	268
GEO Group (a)	6	52
Granite Construction, Inc.	2	81
Greenbrier, Inc.	1	35
Griffon Corp.	2	80
Hillenbrand, Inc.	3	114
Honeywell International, Inc.	30	5,499
IDEX Corp.	3	574
Jacobs Solutions, Inc.	6	800
JetBlue Airways Corp. (a)	15	56

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Industrials — 7.3% (Continued)
Joby Aviation, Inc. (a)	13	$69
Johnson Controls International	30	1,471
KBR, Inc.	6	349
Kennametal, Inc.	4	92
L3Harris Technologies, Inc.	8	1,435
Landstar System, Inc.	1	165
Legalzoom.com, Inc. (a)	4	40
Lennox International, Inc.	1	371
Lincoln Electric Holdings, Inc.	2	350
Lyft, Inc. (a)	13	119
ManpowerGroup, Inc.	2	140
Masco Corp.	9	469
Matson, Inc.	2	174
Matthews International Corp.	1	35
Montrose Environmental Group, Inc. (a)	1	23
Nordson Corp.	2	425
Norfolk Southern Corp.	10	1,908
Northrop Grumman Corp.	7	3,300
nVent Electric PLC	8	385
Otis Worldwide Corp.	19	1,467
Owens Corning	4	453
Pentair PLC	8	465
Regal Rexnord Corp.	3	355
Republic Services, Inc.	9	1,336
Rockwell Automation, Inc.	5	1,314
Ryder System, Inc.	2	195
Saia, Inc. (a)	1	358
Science Applications International Corp.	2	218
Stanley Black & Decker, Inc.	7	595
Stericycle, Inc. (a)	4	165
TaskUS, Inc. (a)	1	9
Toro	4	323
Trane Technologies PLC	10	1,903
TransUnion	8	351
TriNet Group, Inc. (a)	2	206
Trinity Industries, Inc.	4	83
Uber Technologies, Inc. (a)	85	3,679
Union Pacific Corp.	27	5,606
United Parcel Service, Inc. – Class B	32	4,520
United Rentals, Inc.	3	1,219
Veralto Corp. (a)	9	621

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Industrials — 7.3% (Continued)
Waste Management, Inc.	19	$3,122
Westinghouse Air Brake Technologies Corp.	7	742
WW Grainger, Inc.	2	1,460
XPO, Inc. (a)	5	379
Total Industrials		83,569

Information Technology — 34.5% (b)
Accenture – Class A	29	8,617
ACI Worldwide, Inc. (a)	5	102
Adobe, Inc. (a)	20	10,640
ADTRAN Holdings, Inc.	3	20
Advanced Micro Devices, Inc. (a)	71	6,994
Akamai Technologies, Inc. (a)	7	723
Amkor Technology, Inc.	4	83
Amplitude, Inc. (a)	2	20
Analog Devices, Inc.	23	3,619
ANSYS, Inc. (a)	4	1,113
Apple, Inc.	657	112,195
AppLovin Corp. (a)	6	219
Arista Networks, Inc. (a)	10	2,004
Aspen Technology, Inc. (a)	1	178
Atlassian Corp. (a)	6	1,084
Avnet, Inc.	4	185
Axcelis Technologies, Inc. (a)	2	255
Belden, Inc.	1	71
BILL Holdings, Inc. (a)	4	365
Blackline, Inc. (a)	2	98
Box, Inc. (a)	6	149
Broadcom, Inc.	18	15,144
Cadence Design Systems, Inc. (a)	12	2,878
CCC Intelligent Solutions Holdings, Inc. (a)	6	65
CDW Corp.	6	1,202
Cisco Systems, Inc.	181	9,436
Cognex Corp.	8	288
Cognizant Technology Solutions Corp. – Class A	23	1,483
Coherent Corp. (a)	5	148
CommVault Systems, Inc. (a)	2	131
Corning, Inc.	37	990
Corsair Gaming, Inc. (a)	1	13
DigitalOcean Holdings, Inc. (a)	2	41
Dolby Laboratories, Inc.	2	162

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Information Technology — 34.5% (b) (Continued)
Dropbox, Inc. – Class A (a)	12	$316
DXC Technology Co. (a)	11	222
Elastic NV (a)	3	225
Enfusion, Inc. (a)	1	8
Envestnet, Inc. (a)	2	74
F5, Inc. (a)	2	303
Fastly, Inc. (a)	4	59
Flex Ltd. (a)	20	514
Freshworks, Inc. (a)	5	90
Gartner, Inc. (a)	3	996
Gen Digital, Inc.	27	450
GoDaddy, Inc. (a)	6	439
Guidewire Software, Inc. (a)	4	361
Hewlett Packard Enterprise	57	877
HP, Inc.	44	1,159
HubSpot, Inc. (a)	2	848
Insight Enterprises, Inc. (a)	2	287
Intuit, Inc.	12	5,939
Jamf Holding Corp. (a)	2	32
Juniper Networks, Inc.	14	377
Keysight Technologies, Inc. (a)	8	976
KLA Corp.	6	2,818
Kyndryl Holdings, Inc. (a)	9	132
Lam Research Corp.	6	3,529
Littelfuse, Inc.	1	217
MACOM Technology Solutions Holdings, Inc. (a)	2	141
Micron Technology, Inc.	49	3,277
Microsoft Corp.	324	109,547
MKS Instruments, Inc.	2	131
Model N, Inc. (a)	1	24
NetApp, Inc.	10	728
NetScout Systems, Inc. (a)	3	65
New Relic, Inc. (a)	2	173
NVIDIA Corp.	105	42,818
Okta, Inc. (a)	6	404
PagerDuty, Inc. (a)	4	81
Palo Alto Networks, Inc. (a)	13	3,159
Power Integrations, Inc.	2	139
PowerSchool Holdings, Inc. (a)	3	60
Progress Software Corp.	2	103
QUALCOMM, Inc.	50	5,450

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Information Technology — 34.5% (b) (Continued)
Rapid7, Inc. (a)	2	$93
salesforce.com, Inc. (a)	43	8,636
Samsara, Inc. (a)	4	92
Seagate Technology Holdings PLC	9	614
Semtech Corp. (a)	3	42
ServiceNow, Inc. (a)	9	5,237
Silicon Laboratories, Inc. (a)	1	92
Synaptics, Inc. (a)	2	167
TD SYNNEX Corp.	2	183
TE Connectivity Ltd.	15	1,768
Teledyne Technologies, Inc. (a)	2	749
Texas Instruments, Inc.	40	5,680
Thoughtworks Holding, Inc. (a)	3	10
Viasat, Inc. (a)	4	74
VMware, Inc. (a)	9	1,311
Workday, Inc. (a)	8	1,694
Zuora, Inc. (a)	6	44
Total Information Technology		394,749

Materials — 1.6%
Air Products and Chemicals, Inc.	10	2,824
Albemarle Corp.	5	634
Amcor PLC	66	587
AptarGroup, Inc.	3	367
Ashland, Inc.	2	153
Avery Dennison Corp.	3	522
Axalta Coating Systems Ltd. (a)	9	236
Ball Corp.	14	674
Cabot Corp.	2	133
Carpenter Technology Corp.	2	125
CF Industries Holdings, Inc.	9	718
Chemours	6	145
Cleveland-Cliffs, Inc. (a)	22	369
Dow, Inc.	32	1,547
Eastman Chemical	5	374
Ginkgo Bioworks Holdings, Inc. (a)	50	69
International Flavors & Fragrances, Inc.	11	752
International Paper	16	540
LyondellBasell Industries	11	992
Martin Marietta Materials, Inc.	3	1,227
Newmont Corp.	35	1,311

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Materials — 1.6% (Continued)
Reliance Steel & Aluminum Co.	2	$509
Sealed Air Corp.	6	185
Sherwin-Williams	11	2,620
Westrock Co.	11	395
Total Materials		18,008

Real Estate — 1.3%
Alexander & Baldwin, Inc.	4	63
American Tower Corp.	20	3,563
Apartment Income REIT Corp.	7	204
Broadstone Net Lease, Inc.	7	99
Camden Property Trust	4	340
CBRE Group, Inc. (a)	14	971
Compass, Inc. (a)	13	26
Cushman & Wakefield PLC (a)	8	59
DigitalBridge Group, Inc.	7	111
Douglas Emmett, Inc.	7	78
Equinix, Inc.	4	2,918
Essex Property Trust, Inc.	2	428
Hudson Pacific Properties, Inc.	6	27
Jones Lang LaSalle, Inc. (a)	2	256
Marcus & Millichap, Inc.	1	29
Opendoor Technologies, Inc. (a)	21	40
Public Storage	7	1,671
Realty Income Corp.	29	1,374
Retail Opportunity Investments Corp.	5	59
RLJ Lodging Trust	7	66
Ryman Hospitality Properties, Inc.	2	171
Tanger Factory Outlet Centers, Inc.	4	90
Ventas, Inc.	17	722
Veris Residential, Inc.	4	54
Vornado Realty Trust	7	134
Welltower, Inc.	21	1,756
Xenia Hotels & Resorts, Inc.	5	58
Total Real Estate		15,367

Utilities — 2.1%
AES Corp.	29	432
Ameren Corp.	11	833
American Electric Power Co, Inc.	22	1,662
Avangrid, Inc.	3	90
CenterPoint Energy, Inc.	28	753

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Utilities — 2.1% (Continued)
CMS Energy Corp.	13	$706
Consolidated Edison, Inc.	16	1,405
Edison International	17	1,072
Entergy Corp.	9	860
Eversource Energy	16	861
Exelon Corp.	44	1,713
FirstEnergy Corp.	25	890
Hawaiian Electric Industries, Inc.	4	52
IDACORP, Inc.	2	189
NiSource, Inc.	18	453
Northwest Natural Holding Co.	1	37
NRG Energy, Inc.	10	424
Ormat Technologies, Inc.	2	123
PG&E Corp. (a)	70	1,141
Portland General Electric Co.	4	160
PPL Corp.	32	786
Public Service Enterprise Group, Inc.	22	1,356
Sempra Energy	28	1,961
Southern Co.	48	3,231
Southwest Gas Holdings, Inc.	3	176
WEC Energy Group, Inc.	14	1,139
Xcel Energy, Inc.	24	1,422
Total Utilities		23,927
Total Common Stocks
(Cost $1,193,072)		1,130,964

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%

Money Market Funds — 0.8%
First American Government Obligations Fund – Class X, 5.28% (c)	8,593	$8,593
Total Money Market Funds		8,593
Total Short-Term Investments
(Cost $8,593)		8,593
Total Investments — 99.9%
(Cost $1,201,665)		1,139,557
Other Assets in Excess of Liabilities — 0.1%		825
Total Net Assets — 100.0%		$1,140,382

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in Notes to Financial Statements.
(c)	The rate shown represents the 7-day effective yield as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments
October 31, 2023

	Shares	Value
COMMON STOCKS — 98.9%

Communication Services — 5.5%
AT&T, Inc.	1,065	$16,401
BT Group PLC	2,182	2,985
Charter Communications, Inc. (a)	16	6,445
Comcast Corp.	450	18,581
Deutsche Telekom	322	6,969
Electronic Arts, Inc.	48	5,942
Interpublic Group, Inc.	174	4,942
KDDI Corp.	100	2,963
Nintendo	200	8,216
Orange	695	8,162
SoftBank Group Corp.	200	8,087
Telstra Group	1,434	3,459
T-Mobile US, Inc. (a)	64	9,207
Verizon Communications, Inc.	485	17,038
Walt Disney (a)	239	19,499
Total Communication Services		138,896

Consumer Discretionary — 12.0%
Adidas	28	4,948
Airbnb, Inc. (a)	53	6,269
Amadeus IT Group	5	284
Amazon.com, Inc. (a)	1,104	146,932
Aptiv PLC (a)	55	4,796
Aristocrat Leisure Ltd.	123	3,001
Bayerische Motoren Werke	28	2,594
Booking Holdings, Inc. (a)	6	16,737
Bridgestone Corp.	200	7,484
Evolution	24	2,131
Expedia Group, Inc. (a)	28	2,668
Flutter Entertainment (a)	36	5,630
Hasbro, Inc.	93	4,199
Kering	9	3,645
LKQ Corp.	87	3,821
LVMH Moet Hennessy Louis Vuitton SE	29	20,675
Oriental Land	200	6,414
Pool Corp.	17	5,368
Prosus NV (a)	241	6,733
Sekisui House Ltd.	400	7,763
Sony Group Corp.	200	16,409
Toyota Motor Corp.	600	10,261

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Consumer Discretionary — 12.0% (Continued)
Tractor Supply	22	$4,236
Vail Resorts, Inc.	26	5,519
VF Corp.	282	4,154
Total Consumer Discretionary		302,671

Consumer Staples — 6.7%
Anheuser-Busch InBev SA/NV	109	6,179
Archer-Daniels-Midland Co.	86	6,155
Coca-Cola	440	24,856
Coca-Cola Europacific Partners PLC	110	6,436
Diageo PLC	313	11,801
General Mills, Inc.	118	7,698
J Sainsbury PLC	1,225	3,825
Keurig Dr Pepper, Inc.	236	7,158
McCormick, Inc.	108	6,901
PepsiCo, Inc.	140	22,859
Procter & Gamble	284	42,609
Target Corp.	62	6,869
Unilever PLC	336	15,855
Total Consumer Staples		169,201

Energy — 5.3%
Baker Hughes	134	4,612
BP PLC	2,557	15,595
Cameco Corp.	186	7,601
Cheniere Energy, Inc.	39	6,490
Enbridge, Inc.	294	9,411
Eni	75	1,223
Equinor	208	6,972
Halliburton Co.	127	4,996
Kinder Morgan, Inc.	333	5,395
Phillips 66	70	7,985
Schlumberger	140	7,792
Shell PLC	753	24,181
TC Energy Corp.	190	6,537
TotalEnergies	291	19,440
Woodside Energy Group Ltd.	258	5,596
Total Energy		133,826

Financials — 13.8%
3i Group PLC	250	5,869
AIA Group Ltd.	1,600	13,873

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Financials — 13.8% (Continued)
Allianz	38	$8,873
Australia & New Zealand Banking Group Ltd.	403	6,305
Aviva PLC (a)	658	3,175
AXA	267	7,889
Baloise Holding	67	9,586
Banco Bilbao Vizcaya Argentaria	1,749	13,720
Banco Santander	2,379	8,716
Bank of America Corp.	679	17,885
Bank of Montreal	103	7,775
Bank of Nova Scotia	177	7,159
Barclays PLC	4,957	7,916
BNP Paribas	185	10,616
Canadian Imperial Bank of Commerce	185	6,518
CBOE Global Markets, Inc.	41	6,719
Citigroup, Inc.	205	8,095
Commonwealth Bank of Australia	166	10,149
Dai-ichi Life Holdings, Inc.	300	6,291
Deutsche Boerse	27	4,429
FactSet Research Systems, Inc.	16	6,910
Fidelity National Information Services, Inc.	101	4,960
Hong Kong Exchanges & Clearing Ltd.	200	7,029
HSBC Holdings PLC	1,668	11,988
ING Groep PLC	515	6,548
Insurance Australia Group Ltd.	1,029	3,694
Intact Financial Corp.	41	5,754
Intercontinental Exchange, Inc.	63	6,769
Intesa Sanpaolo	3,168	8,226
KBC Group	51	2,798
Lloyds Banking Group PLC	4,087	1,981
London Stock Exchange Group PLC	47	4,722
Manulife Financial Corp.	505	8,781
MetLife, Inc.	90	5,401
Moody’s Corp.	16	4,928
Morgan Stanley	136	9,632
Muenchener Rueckversicherungs-Gesellschaft	16	6,401
National Australia Bank Ltd.	202	3,588
Nordea Bank Abp	493	5,176
ORIX Corp.	500	8,964
Prudential PLC	350	3,643
S&P Global, Inc.	26	9,082
Tokio Marine Holdings, Inc.	200	4,415

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Financials — 13.8% (Continued)
Toronto-Dominion Bank	188	$10,490
UBS Group	550	12,825
Westpac Banking Corp.	355	4,630
Zurich Insurance Group	18	8,517
Total Financials		349,410

Health Care — 11.7%
Agilent Technologies, Inc.	60	6,202
Alcon, Inc.	80	5,698
AmerisourceBergen Corp.	31	5,740
AstraZeneca PLC	172	21,393
Biogen, Inc. (a)	15	3,563
Bio-Techne Corp.	64	3,496
Cardinal Health, Inc.	37	3,367
Centene Corp. (a)	84	5,794
Cigna Group	35	10,822
Cooper Companies, Inc.	17	5,300
Daiichi Sankyo Co Ltd.	200	5,095
Danaher Corp.	77	14,786
Dexcom, Inc. (a)	52	4,619
Edwards Lifesciences Corp. (a)	86	5,480
Eisai	100	5,257
Elevance Health, Inc.	27	12,152
Fisher & Paykel Healthcare Corp Ltd.	193	2,336
Fortrea Holdings, Inc. (a)	28	795
Fresenius Medical Care	85	2,814
Genmab (a)	13	3,664
Gilead Sciences, Inc.	126	9,896
HCA Healthcare, Inc.	23	5,201
Humana, Inc.	15	7,855
IDEXX Laboratories, Inc. (a)	11	4,394
Illumina, Inc. (a)	23	2,517
Intuitive Surgical, Inc. (a)	39	10,227
IQVIA Holdings, Inc. (a)	30	5,425
Laboratory Corporation of America Holdings	28	5,592
Lonza Group	9	3,133
Merck	16	2,407
Mettler-Toledo International, Inc. (a)	4	3,941
Novo Nordisk AS	370	35,473
QIAGEN NV (a)	112	4,158
ResMed, Inc.	28	3,954

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Health Care — 11.7% (Continued)
UnitedHealth Group, Inc.	100	$53,557
Waters Corp. (a)	20	4,771
Zoetis, Inc.	57	8,949
Total Health Care		299,823

Industrials — 10.2%
3M Co.	67	6,094
ABB Ltd.	158	5,285
Automatic Data Processing, Inc.	34	7,419
BAE Systems PLC	222	2,974
Brambles Ltd.	512	4,250
C.H. Robinson Worldwide, Inc.	22	1,800
Canadian National Railway	22	2,325
Carrier Global Corp.	144	6,863
Caterpillar, Inc.	29	6,555
Cie de Saint-Gobain	117	6,357
Cintas Corp.	8	4,057
Copart, Inc. (a)	80	3,482
Daikin Industries Ltd.	100	14,282
Deere & Co.	32	11,692
DHL Group	133	5,168
Equifax, Inc.	21	3,561
Experian PLC	176	5,320
Hitachi Ltd.	200	12,515
Itochu Corp.	100	3,548
Kingspan Group PLC	76	5,100
Komatsu Ltd.	200	4,573
Kuehne + Nagel International	14	3,761
Legrand	96	8,268
Marubeni Corp.	300	4,314
Mitsubishi Corp.	200	9,185
MTU Aero Engines	12	2,245
Nibe Industrier (a)	816	4,687
NIDEC Corp.	100	3,580
Recruit Holdings	200	5,722
Relx PLC	276	9,605
Rentokil Initial PLC	842	4,259
Schneider Electric	135	20,688
Siemens	86	11,359
Siemens Energy AG (a)	283	2,504
Sumitomo Corp.	300	5,821

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Industrials — 10.2% (Continued)
Transurban Group	1,127	$8,434
Veralto Corp. (a)	25	1,725
Vestas Wind Systems AS (a)	264	5,692
Vinci	74	8,172
Volvo AB	282	5,576
Wartsila	310	3,683
Wolters Kluwer	56	7,168
Total Industrials		259,668

Information Technology — 25.5% (b)
Adobe, Inc. (a)	36	19,154
Applied Materials, Inc.	76	10,059
ASML Holding	34	20,316
Autodesk, Inc. (a)	27	5,336
Dassault Systemes SE	183	7,508
First Solar, Inc. (a)	8	1,140
Infineon Technologies AG	160	4,647
Intel Corp.	648	23,652
International Business Machines Corp.	136	19,671
Intuit, Inc.	22	10,889
Lam Research Corp.	14	8,235
Microsoft Corp.	812	274,545
NEC Corp.	100	4,758
NVIDIA Corp.	380	154,964
NXP Semiconductors	30	5,173
Sage Group PLC	803	9,457
salesforce.com, Inc. (a)	152	30,526
SAP	165	22,104
Texas Instruments, Inc.	55	7,811
VMware, Inc. (a)	33	4,806
Workday, Inc. (a)	28	5,928
Total Information Technology		650,679

Materials — 3.4%
Amcor PLC	522	4,641
Avery Dennison Corp.	46	8,007
Ball Corp.	104	5,008
Croda International	73	3,878
Givaudan	1	3,319
Linde PLC	46	17,579
Martin Marietta Materials, Inc.	7	2,863
Novozymes	132	5,918

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
Materials — 3.4% (Continued)
PPG Industries, Inc.	42	$5,156
Sherwin-Williams	36	8,575
Shin-Etsu Chemical Ltd.	200	5,900
Symrise	48	4,881
UPM-Kymmene	146	4,903
Wheaton Precious Metals Corp.	173	7,299
Total Materials		87,927

Real Estate — 2.4%
American Tower Corp.	44	7,840
CapitaLand Integrated Commercial Trust	5,000	6,423
Crown Castle International Corp.	48	4,463
Digital Realty Trust, Inc.	79	9,824
Equinix, Inc.	18	13,134
Prologis, Inc.	73	7,355
SBA Communications Corp.	18	3,755
Stockland	1,909	4,279
Ventas, Inc.	130	5,520
Total Real Estate		62,593

Utilities — 2.4%
Edison International	157	9,900
Enel	1,288	8,152
Iberdrola	383	4,251
NextEra Energy, Inc.	172	10,028
Northland Power, Inc.	275	3,861
Orsted	75	3,609
Redeia Corp.	796	12,372
Terna – Rete Elettrica Nazionale	1,213	9,265
Total Utilities		61,438
Total Common Stocks
(Cost $2,520,012)		2,516,132

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%

Money Market Funds — 1.0%
First American Government Obligations Fund – Class X, 5.28% (c)	24,626	$24,626
Total Money Market Funds		24,626
Total Short-Term Investments
(Cost $24,626)		24,626
Total Investments — 99.9%
(Cost $2,544,638)		2,540,758
Other Assets in Excess of Liabilities — 0.1%		2,808
Total Net Assets — 100.0%		$2,543,566

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 8 in Notes to Financial Statements.
(c)	The rate shown represents the 7-day effective yield as of October 31, 2023.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments – Continued
October 31, 2023

At October 31, 2023, the country diversification for the Fund was as follows:

% of
Country	Net Assets
United States	59.94%
United Kingdom	6.79%
Japan	6.78%
France	4.79%
Germany	3.61%
Canada	3.31%
Australia	2.27%
Denmark	2.14%
Switzerland	2.05%
Netherlands	1.96%
Spain	1.55%
Italy	1.05%
Hong Kong	0.97%
Ireland	0.82%
Finland	0.53%
Sweden	0.48%
Belgium	0.35%
Norway	0.27%
Singapore	0.25%
New Zealand	0.09%
Total	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Notes to the Financial Statements

V-SHARES

Statements of Assets and Liabilities
October 31, 2023

		V-Shares
		MSCI World ESG
	V-Shares	Materiality
	US Leadership	and Carbon
	Diversity ETF	Transition ETF
ASSETS:
Investments, at value
(Cost: $1,201,665 & $2,544,638, respectively)	$1,139,557	$2,540,758
Dividends and interest receivable	987	3,329
Foreign cash (Cost: $207)	—	206
Total assets	1,140,544	2,544,293

LIABILITIES:
Payable to investment adviser	162	727
Total liabilities	162	727

NET ASSETS	$1,140,382	$2,543,566

NET ASSETS CONSIST OF:
Paid-in capital	$1,235,500	$2,473,000
Total distributable earnings (accumulated loss)	(95,118)	70,566
Net Assets	$1,140,382	$2,543,566

Shares issued and outstanding(1)	50,000	100,000
Net asset value, redemption price and offering price per share	$22.81	$25.44

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

V-SHARES

Statement of Operations
For the Year Ended October 31, 2023

		V-Shares
		MSCI World ESG
	V-Shares	Materiality
	US Leadership	and Carbon
	Diversity ETF	Transition ETF
INVESTMENT INCOME:
Dividend income	$18,451	$59,447
Less: foreign taxes withheld	—	(5,960)
Interest income	161	385
Total investment income	18,612	53,872

EXPENSES:
Investment adviser fees (See Note 4)	3,278	9,907
Net expenses	3,278	9,907

NET INVESTMENT INCOME	15,334	43,965

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(18,669)	63,110
Net change in unrealized appreciation/depreciation on investments	124,408	275,568
Net realized and unrealized gain on investments	105,739	338,678

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$121,073	$382,643

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Statements of Changes in Net Assets

		Period Since
		Inception(1)
	Year Ended	Through
	October 31, 2023	October 31, 2022
OPERATIONS:
Net investment income	$15,334	$11,949
Net realized loss on investments	(18,669)	(19,093)
Net change in unrealized appreciation/depreciation on investments	124,408	(186,516)
Net increase (decrease) in net assets resulting from operations	121,073	(193,660)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,235,500
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	—	1,235,500

DISTRIBUTIONS TO SHAREHOLDERS:	(15,233)	(7,298)

TOTAL INCREASE IN NET ASSETS	105,840	1,034,542

NET ASSETS:
Beginning of period	1,034,542	—
End of period	$1,140,382	$1,034,542

(1)	Inception date for the Fund was December 21, 2021.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Statements of Changes in Net Assets

		Period Since
		Inception(1)
	Year Ended	Through
	October 31, 2023	October 31, 2022
OPERATIONS:
Net investment income	$43,965	$11,687
Net realized gain on investments	63,110	48
Net change in unrealized appreciation/depreciation on investments	275,568	(279,469)
Net increase (decrease) in net assets resulting from operations	382,643	(267,734)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,271,125	2,473,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(1,271,125)	—
Net increase in net assets resulting from capital share transactions	—	2,473,000

DISTRIBUTIONS TO SHAREHOLDERS:	(44,343)	—

TOTAL INCREASE IN NET ASSETS	338,300	2,205,266

NET ASSETS:
Beginning of period	2,205,266	—
End of period	$2,543,566	$2,205,266

(1)	Inception date for the Fund was June 8, 2022.

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Financial Highlights

For a Fund share outstanding throughout the periods.

		For the Period
		Since Inception(1)
	Year Ended	Through
	October 31, 2023	October 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$20.69	$24.71

INVESTMENT OPERATIONS:
Net investment income	0.31	0.23
Net realized and unrealized gain (loss) on investments	2.12	(4.11)
Total from investment operations	2.43	(3.88)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.14)
Net realized gains	—	—
Total distributions	(0.31)	(0.14)
Net asset value, end of period	$22.81	$20.69

TOTAL RETURN, AT NAV(2)	11.76%	-15.68%
TOTAL RETURN, AT MARKET(2)	11.73%	-15.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,140	$1,035
Ratio of expenses to average net assets(3)	0.29%	0.29%
Ratio of net investment income to average net assets(3)	1.36%	1.24%

Portfolio turnover rate(2)(4)	13%	13%

(1)	Inception date for the Fund was December 21, 2021.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Excludes impact of in-kind transactions.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Financial Highlights

For a Fund share outstanding throughout the periods.

		For the Period
		Since Inception(1)
	Year Ended	Through
	October 31, 2023	October 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$22.05	$24.73

INVESTMENT OPERATIONS:
Net investment income	0.44	0.12
Net realized and unrealized gain (loss) on investments	3.39	(2.80)
Total from investment operations	3.83	(2.68)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	—
Net realized gains	— (5)	—
Total distributions	(0.44)	—
Net asset value, end of period	25.44	$22.05

TOTAL RETURN, AT NAV(2)	17.38%	-10.83%
TOTAL RETURN, AT MARKET(2)	16.78%	-10.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,544	$2,205
Ratio of expenses to average net assets(3)	0.39%	0.39%
Ratio of net investment income to average net assets(3)	1.73%	1.30%

Portfolio turnover rate(2)(4)	27%	0%

(1)	Inception date for the Fund was June 8, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Excludes impact of in-kind transactions.
(5)	Value rounds to zero.

See Notes to the Financial Statements

V-SHARES

Notes to the Financial Statements
October 31, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The V-Shares US Leadership Diversity ETF (“US Leadership Diversity ETF” or the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to track the investment results of the ISS ESG U.S. Diversity Index, which is composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers, as determined by Institutional Shareholder Services, Inc. (the “Index Provider” or “ISS”). The V-Shares MSCI World ESG Materiality and Carbon Transition ETF (“MSCI World ESG ETF” or the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to track the investment results of the MSCI World Index. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Shares of the US Leadership Diversity ETF are listed and traded on the NYSE Arca, Inc. (the “NYSE”) and shares of the MSCI World ESG ETF are listed and traded on the CBOE BZX Exchange, Inc. (the “CBOE”). The market prices for shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer only one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for each Fund is $500, which is payable by V-Square Quantitative Management, LLC (the “Adviser”) or Authorized Participant. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.

V-SHARES

Notes to the Financial Statements – Continued
October 31, 2023

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended October 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended October 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the periods ended October 31, 2023.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income, if any, semi-annually, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. As of October 31, 2023, there were no reclassifications for the US Leadership Diversity ETF or the MSCI World ESG ETF.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

V-SHARES

Notes to the Financial Statements – Continued
October 31, 2023

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

V-SHARES

Notes to the Financial Statements – Continued
October 31, 2023

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2023:

US Leadership Diversity ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,130,964	$—	$—	$1,130,964
Short-Term Investment	8,593	—	—	8,593
Total Investments in Securities	$1,139,557	$—	$—	$1,139,557

MSCI World ESG ETF
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,516,132	$—	$—	$2,516,132
Short-Term Investment	24,626	—	—	24,626
Total Investments in Securities	$2,540,758	$—	$—	$2,540,758

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

US Leadership Diversity ETF	0.29%
MSCI World ESG ETF	0.39%

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.

The Adviser has engaged Vident Investment Advisory, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Funds.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums and payable by the Adviser.

V-SHARES

Notes to the Financial Statements – Continued
October 31, 2023

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

US Leadership Diversity ETF
	Year Ended	Period Ended
	October 31, 2023	October 30, 2022
Shares sold	—	50,000
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase in shares outstanding	—	50,000

MSCI World ESG ETF
	Year Ended	Period Ended
	October 31, 2023	October 30, 2022
Shares sold	50,000	100,000
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	(50,000)	—
Net increase in shares outstanding	—	100,000

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended October 31, 2023, were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases*	Sales*
US Leadership Diversity ETF	$—	$—	$148,453	$153,355
MSCI World ESG ETF	—	—	$674,462	$689,537

*
Purchases exclude subscriptions in-kind of $1,263,702 and sales exclude redemptions in-kind of $1,263,702 for the MSCI World ESG ETF. Realized gains on in-kind transactions for the MSCI World ESG ETF were $96,404.

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2023, the Funds’ most recently completed fiscal year-end, were as follows:

	Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Fund	Appreciation	Depreciation	Depreciation	Tax Cost
US Leadership Diversity ETF	$92,571	$(155,000)	$(62,429)	$1,201,986
MSCI World ESG ETF	221,986	(227,158)	(5,172)	2,545,930

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and tax treatment of passive foreign investment companies.

V-SHARES

Notes to the Financial Statements – Continued
October 31, 2023

At October 31, 2023, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net	Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Losses	Depreciation	Gain (Loss)
US Leadership Diversity ETF	$4,754	$—	$(37,443)	$(62,429)	$(95,118)
MSCI World ESG ETF	74,352	1,407	(21)	(5,172)	70,566

As of October 31, 2023, the Funds’ most recently completed fiscal year-end, US Leadership Diversity ETF had a non-expiring short-term capital loss carryover of $34,924 and a non-expiring long-term capital loss carryover of $2,519 and the MSCI World ESG ETF did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2023, the Funds did not defer any post-October losses.

The tax character of distributions paid during the period ended October 31, 2023, were as follows:

	Ordinary*	Long-Term
Fund	Income	Capital Gains	Total
US Leadership Diversity ETF	$15,233	$—	$15,233
MSCI World ESG ETF	44,149	194	44,343

The tax character of distributions paid during the period ended October 31, 2022 were as follows:

	Ordinary*	Long-Term
Fund	Income	Capital Gains	Total
US Leadership Diversity ETF	$7,298	—	$7,298
MSCI World ESG ETF	—	—	—

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

8.  SECTOR RISK

As of October 31, 2023, the US Leadership Diversity ETF and MSCI World ESG ETF had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

9.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

V-SHARES

Notes to the Financial Statements – Continued
October 31, 2023

10.  SUBSEQUENT EVENT

On December 13, 2023, the Board of Trustees has determined to close and liquidate the US Leadership ETF and the MSCI World ESG ETF effectively immediately after the close of business on January 10, 2024, based on a recommendation by the Adviser. Each Fund’s last day of trading will be January 9, 2024, which will also be the final day for creation unit orders by authorized participants. Each Fund will conclude operations and distribute the remaining proceeds to shareholders promptly after the close of business on January 10, 2024.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

11.  RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

At a special meeting of the shareholders of the Funds (the “Special Meeting”) held on August 16, 2023, the shareholders approved a new investment sub-advisory agreement between Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA”) and the Adviser, on behalf of the Funds. Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, acquired a majority interest in VA (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction was completed on or about July 14, 2023 (the “Closing Date”) and the Transaction constituted an “assignment” under the Investment Company Act of 1940, as amended, resulting in the automatic termination of the sub-advisory agreement between the Adviser and the Funds’ then current sub-adviser, Vident Investment Advisory, LLC (“VIA”).  For the period of the Closing Date until August 16, 2023, VA served as sub-adviser to the Funds pursuant to an interim sub-advisory agreement approved by the Trust’s Board of Trustees. Following the Closing Date, VIA consolidated its operations with VA and effective August 16, 2023 VA assumed the sub-advisory responsibilities with respect to the Funds. Each Fund’s shareholders of record as of June 30, 2023 were entitled to vote at the Special Meeting.

As of the record date, the US Leadership Diversity Fund had 50,000 shares outstanding. Of the 25,019 shares present in person or by proxy at the Special Meeting: 25,019, or 100%, voted to approve the New Sub-Advisory Agreement (representing 50.04% of total outstanding shares). Accordingly, the New Sub-Advisory Agreement was approved.

As of the record date, the MSCI World ESG Fund had 100,000 shares outstanding. Of the 57,288 shares present in person or by proxy at the Special Meeting: 56,788, or 99.13%, voted to approve the New Sub-Advisory Agreement (representing 56.79% of total outstanding shares), 500, or 0.87% voted against, and 0, or 0.0% withheld from voting.  Accordingly, the New Sub-Advisory Agreement was approved.

The New Sub-Advisory Agreement became effective on August 16, 2023.

V-SHARES

Report of Independent Registered Public Accounting Firm

To the Shareholders of V-Shares ETFs and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (“V-Shares ETFs” or the “Funds”), each a series of Managed Portfolio Series, as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of
Fund Name	Operations	Changes in Net Assets	Financial Highlights
V-Shares US Leadership Diversity ETF	For the year ended	For the year ended October 31, 2023 and for the
	October 31, 2023	period from December 21, 2021 (commencement
of operations) through October 31, 2022
V-Shares MSCI World ESG Materiality	For the year ended	For the year ended October 31, 2023 and for the
& Carbon Transition ETF	October 31, 2023	period from June 8, 2022 (commencement of
operations) through October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter – Liquidation

As disclosed in Note 10 to the financial statements, on December 13, 2023, the Board of Trustees of Managed Portfolio Series approved the liquidation of the Funds. Each Fund’s last day of trading will be January 9, 2024 and will distribute their remaining assets after the close of business on January 10, 2024.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 27, 2023

V-SHARES

Approval of Sub-Advisory Agreement (Unaudited)

At a meeting of the Board of Trustees of the Trust on May 23-24, 2023, the Board, including all of the Independent Trustees, considered and approved a sub-advisory agreement between V-Square Quantitative Management, LLC (“Adviser”) and Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA”), on behalf of each of the V-Shares US Leadership Diversity ETF and V-Shares MSCI World ESG Materiality and Carbon Transition ETF (each a “Fund”, collectively the “Funds”) (“Sub-Advisory Agreement”), for an initial two-year term.

Prior to and at the meeting, the Trustees received and considered information from VA, and the Trust’s administrator, designed to provide the Trustees with the information necessary to evaluate the approval of the Sub-Advisory Agreement (“Support Materials”). The Independent Trustees reviewed and considered each Fund’s investment strategy, services that VA proposed to provide to the Funds, the proposed sub-advisory fees to be paid to VA under the Sub-Advisory Agreement, and other matters that the Trustees deemed relevant. Before voting to approve the Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and considered the legal standards for the Trustees’ consideration of the approval of the Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that VA will provide under the Sub-Advisory Agreement with respect to the Funds, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) maintaining the required books and records for transactions VA effects on behalf of the Funds; (3) selecting broker-dealers to execute orders on behalf of the Funds; and (4) monitoring and maintaining each Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees noted that the services to be provided under the Sub-Advisory Agreement were identical in all material respects to those services provided under the Funds’ current sub-advisory agreement with Vident Investment Advisory, LLC (“VIA”) (“Current Sub-Advisory Agreement”). The Trustees also considered a series of detailed responses VA had provided with respect to questions posed by the Trust, including a summary of the terms of the transaction pursuant to which VIA is being merged into VA (the “Transaction”) and confirmation that the scope and quality of services to be provided to the Funds by VA would not diminish as a result of the Transaction.

Sub-Advisory Fees. The Board reviewed and considered the sub-advisory fees payable by the Adviser to VA under the Sub-Advisory Agreement. The Board considered that the fees to be paid to VA are paid by the Adviser from the unitary fee the Adviser receives from each Fund, and do not impact the overall advisory fee currently paid by each Fund. The Board noted that the fee was the same as the fee charged under the Current Sub-Advisory Agreement and that the fee reflected an arm’s-length negotiation between the Adviser and VA.

Fund Historical Performance. The Trustees reviewed recent performance of each Fund in comparison to the benchmark tracked by the Fund (“Reference Index”). The Trustees noted that each Fund had closely tracked its Reference Index over the periods reviewed. The Board considered that this performance was as a result of VIA’s portfolio management, rather than VA’s portfolio management, but took into account assurances from VA that there would be minimal change in portfolio management personnel or process following the Transaction.

V-SHARES

Approval of Sub-Advisory Agreement (Unaudited) – Continued

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by VA from its relationship with the Funds. The Trustees noted that soft dollar arrangements do not currently exist with respect to the Funds’ portfolio transactions and affiliated brokers are not currently used to execute the Funds’ portfolio transactions. The Trustees considered that VA may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that VA is not expected to receive additional material benefits from its relationship with the Funds.

Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved the Sub-Advisory Agreement on the basis that its terms and conditions are fair and reasonable and in the best interests of the Funds and their respective shareholders.

V-SHARES

Interim Sub-Advisory Agreement (Unaudited)

At a meeting of the Board of Trustees of the Trust on May 23-24, 2023, the Board, including all of the Independent Trustees, considered and approved an interim sub-advisory agreement between V-Square Quantitative Management, LLC (“Adviser”) and Vident Advisory, LLC (d/b/a Vident Asset Management) (“VA”), on behalf of each of the V-Shares US Leadership Diversity ETF and V-Shares MSCI World ESG Materiality and Carbon Transition ETF (each a “Fund”, collectively the “Funds”) (“Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement was being approved at this time due to an anticipated change in control at the Funds’ then current sub-adviser, Vident Investment Advisory, LLC (“VIA”), whereby VIA would be merged into VA (the “Transaction”). The Board noted that the Interim Sub-Advisory Agreement would take effect after the closing of the Transaction, and would remain in effect only for so long as necessary to obtain the requisite vote of the shareholders of each Fund to approve a new investment sub-advisory agreement between the Adviser and VA or 150 days from the date of the termination of the existing investment advisory agreement between the Adviser and VIA.

Prior to and at the meeting, the Trustees received and considered information from VA, and the Trust’s administrator, designed to provide the Trustees with the information necessary to evaluate the approval of the Interim Sub-Advisory Agreement (“Support Materials”). The Independent Trustees reviewed and considered each Fund’s investment strategy, services that VA proposed to provide to the Funds, the proposed sub-advisory fees to be paid to VA under the Interim Sub-Advisory Agreement, and other matters that the Trustees deemed relevant. Before voting to approve the Interim Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and considered the legal standards for the Trustees’ consideration of the approval of the Interim Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Interim Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that VA will provide under the Interim Sub-Advisory Agreement with respect to the Funds, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) maintaining the required books and records for transactions VA effects on behalf of the Funds; (3) selecting broker-dealers to execute orders on behalf of the Funds; and (4) monitoring and maintaining each Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.

The Trustees noted that the services to be provided under the Interim Sub-Advisory Agreement were identical in all material respects to those services provided under the current sub-advisory agreement. The Trustees also noted that the Interim Sub-Advisory Agreement would take effect after the closing of the Transaction, and would remain in effect only for so long as necessary to obtain the requisite vote of the shareholders of each Fund to approve the new sub-advisory agreement or 150 days from the date of the termination of the current sub-advisory agreement. The Trustees also considered a series of detailed responses VA had provided with respect to questions posed by the Trust, including a summary of the terms of the Transaction and confirmation that the scope and quality of services to be provided to the Funds by VA would not diminish as a result of the Transaction.

Sub-Advisory Fees. The Board reviewed and considered the sub-advisory fees payable by the Adviser to VA under the Interim Sub-Advisory Agreement. The Board considered that the fees to be paid to VA are paid by the Adviser from the unitary fee the Adviser receives from each Fund, and do not impact the overall advisory fee currently paid by each Fund. The Board noted that the fee was the same as the fee charged under the current sub-advisory agreement and that the fee reflected an arm’s-length negotiation between the Adviser and VA.

V-SHARES

Interim Sub-Advisory Agreement (Unaudited) – Continued

Fund Historical Performance. The Trustees reviewed recent performance of each Fund in comparison to the benchmark tracked by the Fund (“Reference Index”). The Trustees noted that each Fund had closely tracked its Reference Index over the periods reviewed. The Board considered that this performance was as a result of VIA’s portfolio management, rather than VA’s portfolio management, but took into account assurances from VA that there would be minimal change in portfolio management personnel or process following the Transaction.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by VA from its relationship with the Funds. The Trustees noted that soft dollar arrangements do not currently exist with respect to the Funds’ portfolio transactions and affiliated brokers are not currently used to execute the Funds’ portfolio transactions. The Trustees considered that VA may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that VA is not expected to receive additional material benefits from its relationship with the Funds.

Based on all of the information presented to and considered by the Board and the conclusions that it reached, the Board approved the Interim Sub-Advisory Agreement on the basis that its terms and conditions are fair and reasonable and in the best interests of the Funds and their respective shareholders.

V-SHARES

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the V-Shares US Leadership Diversity ETF and V-Shares MSCI World ESG Materiality and Carbon Transition ETF (each a “Fund” and together, the “Funds”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of V-Square Quantitative Management, LLC (“VSquare”) as the administrator of the Program (the “Program Administrator”). Personnel of VSquare conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period of December 20, 2021 through December 31, 2022 (the “Reporting Period”). No significant liquidity events impacting the Funds during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, VSquare manages and periodically reviews each Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no redemptions during the Reporting Period for either Fund. In the Report, VSquare provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage each Fund’s liquidity risk and each Fund’s investment strategy remains appropriate for an open-end fund.

Each Fund qualified as an in-kind ETF during the Reporting Period. Accordingly, each Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, each Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that, with respect to each Fund, the Program Administrator monitored bid-ask spreads, the level of active market participants, the relationship between market price and NAV, any divergence between basket composition and the Fund’s holdings, tracking error, and other market data that could indicate actual or perceived liquidity concerns and concluded that the Fund had efficient arbitrage and traded on the secondary markets as reasonably expected. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (ii) while there were no redemptions during the Reporting Period for either Fund, VShares understands that each Fund continues to assess whether it would have been able to meet its requests for redemption without significant dilution of remaining investors’ interests in the Fund.

V-SHARES

Additional Information (Unaudited)
October 31, 2023

TRUSTEES & OFFICERS

			Number of		Other
			Portfolios		Directorships
	Position(s)	Term of Office	in Trust		Held by Trustee
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
Independent Trustees

Leonard M. Rush, CPA	Chairman,	Indefinite	31	Retired, Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.	Trustee	Term; Since		Robert W. Baird & Co. Incorporated	ETF Series Solutions
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	(57 Portfolios)
Year of Birth: 1946	Committee				(2012-Present).
Chairman

David A. Massart	Trustee	Indefinite	31	Partner and Managing Director,	Independent Trustee,
615 E. Michigan St.		Term; Since		Beacon Pointe Advisors, LLC	ETF Series Solutions
Milwaukee, WI 53202		April 2011		(since 2022); Co-Founder and Chief	(57 Portfolios)
Year of Birth: 1967				Investment Strategist, Next Generation	(2012-Present).
Wealth Management, Inc. (2005-2021).

V-SHARES

Additional Information (Unaudited) – Continued
October 31, 2023

			Number of		Other
			Portfolios		Directorships
	Position(s)	Term of Office	in Trust		Held by Trustee
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
David M. Swanson	Trustee and	Indefinite	31	Founder and Managing Principal,	Independent Trustee,
615 E. Michigan St.	Nominating &	Term; Since		SwanDog Strategic Marketing, LLC	ALPS Variable
Milwaukee, WI 53202	Governance	April 2011		(2006-Present).	Investment Trust
Year of Birth: 1957	Committee				(7 Portfolios)
	Chairman				(2006-Present);
Independent Trustee,
RiverNorth Funds
(3 Portfolios)
(2018-Present);
RiverNorth Managed
Duration Municipal
Income Fund, Inc.
(1 Portfolio)
(2019-Present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc.
(1 Portfolio)
(2018-Present);
RiverNorth Capital
and Income Fund
(1 Portfolio)
(2018-Present);
RiverNorth
Opportunities Fund
(1 Portfolio)
(2015-Present);
RiverNorth/
DoubleLine
Strategic
Opportunity Fund,
Inc. (1 Portfolio)
(2019-Present);
RiverNorth Flexible
Municipal Income
Fund, Inc.
(1 Portfolio)
(2020-Present);
RiverNorth Flexible
Municipal Income
Fund II, Inc.
(1 Portfolio)
(2021-Present);
RiverNorth Managed
Duration Municipal
Income Fund II, Inc.
(1 Portfolio)
(2022-Present).

V-SHARES

Additional Information (Unaudited) – Continued
October 31, 2023

			Number of		Other
			Portfolios		Directorships
	Position(s)	Term of Office	in Trust		Held by Trustee
Name, Address and	Held with	and Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
Robert J. Kern	Trustee	Indefinite	31	Retired (July 2018-Present);	None
615 E. Michigan St.		Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services, LLC
Year of Birth: 1958				(1994-2018).

Officers

Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and Principal	Term, Since		Services, LLC (2005-Present).
Milwaukee, WI 53202	Executive	November 2018
Year of Birth: 1973	Officer

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Chief	Term; Since		Fund Services, LLC (2004-Present).
Milwaukee, WI 53202	Compliance	April 2013
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Financial	August 2019		(2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November 2018
(Vice President)

John Hadermayer	Secretary	Indefinite	N/A	U.S. Bancorp Fund Services, LLC	N/A
615 E. Michigan St.		Term; Since		(2022-Present); Executive Director,
Milwaukee, WI 53202		May 2022		AQR Capital Management, LLC
Year of Birth: 1977				(2013-Present).

Silinapha Saycocie	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2020-Present).
Milwaukee, WI 53202	Vice President	November 2023
Year of Birth: 1998

Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2007-Present).
Milwaukee, WI 53202	Vice President	November 2021
Year of Birth: 1977

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer and	Term; Since		Services, LLC (2016-Present).
Milwaukee, WI 53202	Vice President	November 2021
Year of Birth: 1993

V-SHARES

Additional Information (Unaudited) – Continued
October 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-312-872-7281.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-312-872-7281. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended October 31, is available (1) without charge, upon request, by calling 1-312-872-7281, or (2) on the SEC’s website at https://www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a premium or discount the NAV of the Funds is available, free of charge, on the Funds’ website at https://www.v-shares.com.

FUND DISTRIBUTION INFORMATION

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% and 62.83% for the US Leadership Diversity ETF and MSCI World ESG ETF, respectively. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2023 was 100.00% and 47.65% for the US Leadership Diversity ETF and MSCI World ESG ETF, respectively. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00% and 0.00% for the US Leadership Diversity ETF and MSCI World ESG ETF, respectively.

V-SHARES

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and require its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 50,000) called “Creation Units.” Only Authorized Participants (“AP”s) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
V-Square Quantitative Management, LLC
320 North Sangamon Street, Suite 1225
Chicago, IL 60607

INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

INDEX PROVIDERS
MSCI Inc.
7 World Trade Center
250 Greenwich Street, 49 Floor
New York, NY 10007

ISS ESG
(Responsible investment arm of Institutional Shareholders Service, Inc.)
702 King Farm Boulevard, Suite 400
Rockville, MD 20850

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-312-872-7281.

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended October 31, 2023, and October 31, 2022, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$31,500	$30,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,000	$7,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Leonard Rush, David Massart, Dave Swanson and Robert Kern.

(b) Not applicable

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 2, 2024

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    January 2, 2024